Board remuneration	12 Months Ended
Dec. 31, 2014
Board Remuneration [Abstract]
Board remuneration
Board remuneration

The remuneration of members of the Management Board has been determined by the Supervisory Board.
During 2014, the Company considered the members of the Management Board and the Supervisory Board to be the key management personnel.
In 2014, the Annual General Meeting of shareholders approved the revision of the Remuneration Policy for the Management Board proposed by the Supervisory Board.
The following table sets forth as to all current members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation -2-	Bonuses	Pensions	Share based payment expenses -1-	Fringe benefits	Total
Management Board:
C.D. del Prado
2014	520	663	78	762	60	2,083
2013	520	527	92	506	60	1,705
2012	510	177	76	398	59	1,220

P.A.M. van Bommel
2014	386	412	69	528	46	1,441
2013	375	391	79	418	45	1,308
2012	367	144	88	325	59	983

1.	These amounts represent the vesting expenses related to the financial year.

2.
An incidental crisis levy of 16% as imposed by the Dutch government amounted to €145 for 2013 and €175 for 2012. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a €150 threshold for both years. These expenses do not form part of the remuneration costs mentioned.

Short-term incentive (cash bonus)
Each year, a short-term incentive can be earned, based on achievement of specific challenging targets. These targets are for 75% based on company financial targets and for 25% based on non-financial targets. The on-target bonus percentage for the CEO is 100% of base salary, with a maximum pay-out of 150% of base salary. The on-target bonus percentage for the other members of the Management Board is 75% of base salary, with a maximum pay-out of 125% of base salary.

Long-term incentive (stock options / performance shares)
The members of the Management Board are eligible to receive stock options and performance shares under the ASM International NV 2014 Long-Term Incentive plan for members of the Management Board (plan) in order to focus on the long term interest of the company. Stock options vest after three years subject to continued employment and expire after seven years. Performance shares vest after 3 years subject to meeting certain conditions. The members of the Management Board are required to hold the vested performance shares for an additional two years however they are allowed to sell a part of the unconditional shares after three years for tax purposes. The next grant of stock options and/or performance shares will take place in April 2015.

Pension arrangement
The members of the Management Board are offered participation of the pension plan of the industry wide pension fund (Pensioenfonds van de Metalektro) for the base salary up to the predetermined ceiling. For the base salary above the ceiling, the members of the Management Board are offered participation of a defined contribution plan, insured by Nationale Nederlanden. Due to the changes in Dutch pension legislation, the pension arrangement for members of the Management Board will change in 2015.

Fringe benefits
Fringe benefits are covering compensation relative to use of a (company) car, a representation and expense allowance, social security premium and premium for health and disability insurance.

Outstanding options
The following table shows the outstanding options to purchase ASM International NV common shares held by members of the Management Board. There were no changes in such holdings during 2014:

	Year of grant	Outstanding January 1, 2014	Granted in 2014	Exercised in 2014	Outstanding December 31, 2014	Exercise price	End date
C.D. del Prado -1-	2007	23,168	—	—	23,168	€16.51	May 23, 2015
C.D. del Prado -1-	2008	147,416	—	—	147,416	€10.78	Mar 1, 2016
C.D. del Prado -2-	2009	58,967	—	—	58,967	€12.79	Nov 30, 2017
C.D. del Prado -3-	2011	88,450	—	—	88,450	€18.93	Dec 31, 2018
C.D. del Prado -3-	2012	70,760	—		70,760	€22.93	Dec 31, 2019
C.D. del Prado -3-	2013	75,000	—	—	75,000	€23.73	Dec 31, 2020
P.A.M. van Bommel -2-	2010	29,483	—	—	29,483	€13.80	Jul 1, 2017
P.A.M. van Bommel -3-	2011	62,504	—	—	62,504	€18.93	Dec 31, 2018
P.A.M. van Bommel -3-	2012	47,173	—	—	47,173	€22.93	Dec 31, 2019
P.A.M. van Bommel -3-	2013	53,000	—	—	53,000	€23.73	Dec 31, 2020
		655,921	—	—	655,921

1.
The vesting of these options was conditional. A percentage, not exceeding 150%, of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years

2.	These options are granted for a term of eight years and become exercisable after a three years vesting period.

3.	These options are granted for a term of seven years and become exercisable after a three years vesting period.

The fair value per option of options granted to current members of the Management Board was €10.40 in 2012 and €10.22 in 2013.

The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2012	2013	2014
Supervisory Board:
J.C. Lobbezoo	53	61	70
J.M.R. Danneels	50	50	50
H.W. Kreutzer	50	51	53
M.C.J. van Pernis	50	51	53
U.H.R. Schumacher	50	50	50
G.J. Kramer -1-	68	25	—
	321	288	276

1.	Mr Kramer resigned from the Supervisory Board on May 16, 2013.

The remuneration of members of the Supervisory Board has been determined by the General Meeting of Shareholders.

No stock options or performance shares have been granted to members of the Supervisory Board.